Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
Minimum capital requirements	kr 8,437	kr 8,377
Parent Company
Disclosure of credit risk exposure
EAD	399,492	394,025
Risk exposure amount	105,466	104,714
Minimum capital requirements	8,437	8,377
Parent Company | Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	5,558	4,296
Risk exposure amount	5,564	4,283
Minimum capital requirements	445	343
Parent Company | Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	5,532	4,219
Risk exposure amount	5,528	4,206
Minimum capital requirements	442	337
Parent Company | Credit risk | Standardized approach | Equity exposures
Disclosure of credit risk exposure
EAD	20
Risk exposure amount	30
Minimum capital requirements	2
Parent Company | Credit risk | Standardized approach | Default exposures
Disclosure of credit risk exposure
EAD	6	77
Risk exposure amount	6	77
Minimum capital requirements	1	6
Parent Company | Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	393,934	389,729
Risk exposure amount	91,066	92,318
Minimum capital requirements	7,285	7,385
Parent Company | Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	211,834	211,650
Risk exposure amount	9,159	9,416
Minimum capital requirements	733	753
Parent Company | Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	34,067	33,236
Risk exposure amount	6,153	6,580
Minimum capital requirements	492	526
Parent Company | Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	147,820	144,559
Risk exposure amount	75,541	76,038
Minimum capital requirements	6,043	6,083
Parent Company | Credit risk | IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD	213	284
Risk exposure amount	213	284
Minimum capital requirements	17	23
Parent Company | Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	5,899	7,127
Risk exposure amount	1,513	2,167
Minimum capital requirements	121	173
Parent Company | Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	7,322	7,315
Risk exposure amount	5,019	5,757
Minimum capital requirements	402	461
Parent Company | Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	1,936	2,490
Minimum capital requirements	154	199
Parent Company | Currency risk
Disclosure of credit risk exposure
Risk exposure amount	1,498	1,174
Minimum capital requirements	120	94
Parent Company | Commodity risk
Disclosure of credit risk exposure
Risk exposure amount	7	7
Minimum capital requirements	1	1
Parent Company | Operational risk
Disclosure of credit risk exposure
Risk exposure amount	5,395	4,442
Minimum capital requirements	kr 432	kr 355